Commitments and Contingencies (Details Narrative)			1 Months Ended			12 Months Ended
	Nov. 30, 2013 USD ($)	Feb. 04, 2013 USD ($)	May. 23, 2013 USD ($)	Apr. 23, 2012 USD ($)	Apr. 23, 2012 EUR (€)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013
Commitments And Contingencies [Line Items]
Accumulated amortization						$ 1,473,000		$ 777,000
Amortization of Other Deferred Charges						211,000		210,000
Amortization expense, years two and three						$ 210,000		$ 210,000
Royalty rate						3.00%	3.00%	3.00%
Monthly rent expense	$ 8,000
Future renewed monthly rent expense	$ 9,000
Security deposit						$ 21,000
Lease expiration date	expire in November 2018
Lease extension term						6 months	6 months
Interest Expense, Lessee, Assets under Capital Lease						$ 545
Notice Period on Lease Agreement						2 months	2 months
Rent expense						$ 125,000		$ 117,000
Cost of goods sold						884,000		549,000
Sales revenue						$ 1,790,000		$ 914,000
Office Equipment [Member]
Commitments And Contingencies [Line Items]
Lease expiration date						expires in 2020	expires in 2020
Product Recalls [Member]
Commitments And Contingencies [Line Items]
Cost of goods sold									$ 110,000
Sales revenue									$ 216,000
EUR [Member]
Commitments And Contingencies [Line Items]
Interest Expense, Lessee, Assets under Capital Lease | €							€ 500
Bellco [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable						125,000
First tier royalty per unit | $ / shares						$ 1.91
Second tier royalty per unit | $ / shares						$ 1.36
Bellco [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable						125,000
First tier royalty per unit | $ / shares						$ 1.75
Second tier royalty per unit | $ / shares						$ 1.25
Medica Spa [Member]
Commitments And Contingencies [Line Items]
Upfront Fees And Connection Of First Amendment						$ 612,000
License agreement product purchases in year one						400,000
License agreement product purchases in year two						700,000
License agreement product purchases in year three						880,000
Purchase commitment						1,119,000
License agreement payment						$ 2,000,000
License agreement first installment payment				$ 700,000
License agreement second installment payment		$ 800,000
License agreement final installment payment			$ 500,000
License agreement options to purchase shares | shares						300,000	300,000
Fair value of stock options granted to Medica						$ 273,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Medica Spa [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
Upfront Fees And Connection Of First Amendment | €							€ 450,000
License agreement product purchases in year one						300,000
License agreement product purchases in year two						500,000
License agreement product purchases in year three						750,000
Purchase commitment						999,000
License agreement payment						$ 1,500,000
License agreement first installment payment | €					€ 500,000
License agreement second installment payment		$ 600,000
License agreement final installment payment			$ 400,000
Medica Spa [Member] | EUR [Member] | 2016 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €							€ 1,200,000